Income Taxes (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2012 USD ($)
Income Tax Disclosure [Abstract]
Income tax benefit result of tax audit settlements and the expiration of statutes of limitations	$ 8.2